Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets [Abstract]
Amortization Expense	$ 257,009	$ 324,584	$ 514,017	$ 649,166